Restricted Cash - Additional Information (Detail)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Cash And Cash Equivalents [Abstract]
Restricted cash	$ 4,013,565	24,943,500	$ 14,592,289	90,640,000